Summary of Changes in Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Noncontrolling Interest [Line Items]
Beginning balance	$ 24,029
Capital contribution from noncontrolling interest shareholders	89	$ 12,164	$ 4,824
Noncontrolling interest shareholders resulting from new acquisitions	42,598		6,533
(Loss) gain attributed to noncontrolling interest shareholders	(677)	(1,333)	(121)
Ending balance	65,491	24,029
Noncontrolling interest
Noncontrolling Interest [Line Items]
Beginning balance	24,029	11,236
Capital contribution from noncontrolling interest shareholders	60	11,074	4,824
Noncontrolling interest shareholders resulting from new acquisitions	42,598		6,533
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(1,873)	386
(Loss) gain attributed to noncontrolling interest shareholders	677	1,333
Ending balance	65,491	24,029	11,236
Noncontrolling interest | Beijing Zhengbao Yucai Education Technology Co., Ltd. (''Zhengbao Yucai'')
Noncontrolling Interest [Line Items]
Beginning balance	16,911	4,981
Capital contribution from noncontrolling interest shareholders	60	11,074
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(447)	362
(Loss) gain attributed to noncontrolling interest shareholders	(1,205)	494
Ending balance	15,319	16,911	4,981
Noncontrolling interest | Xiamen NetinNet Software Co., Ltd (''Xiamen NetinNet'')
Noncontrolling Interest [Line Items]
Beginning balance	7,118	6,255
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(229)	24
(Loss) gain attributed to noncontrolling interest shareholders	1,830	839
Ending balance	8,719	$ 7,118	$ 6,255
Noncontrolling interest | Jiangsu Zhengbao Asset Financial Advisory Co., Ltd
Noncontrolling Interest [Line Items]
Noncontrolling interest shareholders resulting from new acquisitions	1,262
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(43)
(Loss) gain attributed to noncontrolling interest shareholders	(160)
Ending balance	1,059
Noncontrolling interest | Beijing Ruida Chengtai Education Technology Co., Ltd. (''Beijing Ruida'')
Noncontrolling Interest [Line Items]
Noncontrolling interest shareholders resulting from new acquisitions	41,336
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	(1,154)
(Loss) gain attributed to noncontrolling interest shareholders	212
Ending balance	$ 40,394